EMPLOYEE BENEFIT PLANS - Rollforward of actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rollforward of actuarial liability
Beginning balance	R$ 785,045	R$ 736,179
Interest on actuarial liabilities	27,925	53,092
Actuarial loss		33,843
Employee contribution		(88)
Exchange rate variation	(78)	487
Benefits paid	(20,505)	(38,468)
Ending balance	R$ 792,387	R$ 785,045